CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenues	$ 113	$ 758	$ 7,927
TOTAL REVENUES	113	758	7,927
Cost of revenues	(590)	(67,778)	(24,587)
GROSS LOSS	(477)	(67,020)	(16,660)
OPERATING EXPENSES
Selling, general and administrative expenses	117,177	388,066	902,166
TOTAL OPERATING EXPENSES	117,177	388,066	902,166
LOSS FROM OPERATIONS	(177,654)	(455,086)	(918,826)
OTHER INCOME (EXPENSES)
Other income	0	60,035	0
Gain on dissolution of subsidiaries	0	223,953	0
Interest income	14	32	29
Other expense	0	(8,500)	0
Interest expense	0	(665,875)	(389,480)
TOTAL OTHER INCOME (EXPENSES)	14	(390,355)	(389,451)
LOSS BEFORE INCOME TAXES AND NONCONTROLLING INTEREST	(117,640)	(845,441)	(1,308,277)
INCOME TAX EXPENSE	0	0	0
NET LOSS	(117,640)	(845,441)	(1,308,277)
Net income attributable to noncontrolling interests			15,573
Net loss attributable to UMeWorld Limited stockholders	(117,640)	(845,441)	(1,323,850)
Comprehensive loss
Net loss	(117,640)	(845,441)	(1,308,277)
Foreign currency translation income (loss)	49	682	(61,572)
Total comprehensive loss	(117,591)	(844,759)	(1,369,849)
Less: comprehensive income attributable to noncontrolling Interests			2,011
Comprehensive loss attributable to UMeWorld Limited stockholders	$ (117,591)	$ (844,759)	$ (1,367,838)
Net loss per share attributable to UMeWorld Limited stockholders
Basic and Diluted Per share	$ (0.00)	$ (0.01)	$ (0.02)
Weighted average number of common shares outstanding
Basic and diluted	$ 104,524,189	$ 90,196,259	$ 89,375,475